Consolidated Statements of Operations - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023
Income Statement [Abstract]
Grant revenue	$ 1,319,531	$ 1,128,002
Operating costs and expenses
Research and development	1,156,860	1,336,498
General and administrative	614,074	949,188
Total operating costs and expenses	1,770,934	2,285,686
Loss from operations	(451,403)	(1,157,684)
Other expense
Interest expense	48,599	114,175
Total other expense	48,599	114,175
Net loss before income taxes	(500,002)	(1,271,859)
Income taxes	114,403	46,572
Net loss	$ (614,405)	$ (1,318,431)
Net loss per common share, diluted	$ (0.14)	$ (0.30)
Net loss per common share, basic	$ (0.14)	$ (0.30)
Weighted average number of common shares outstanding, diluted	4,440,891	4,331,439
Weighted average number of common shares outstanding, basic	4,440,891	4,331,439